SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
14	SUBSEQUENT EVENTS

COVID-19 Outbreak

In March 2020, the outbreak of COVID-19 (coronavirus) caused by a novel strain of the coronavirus was recognized as a pandemic by the World Health Organization, and the outbreak has become increasingly widespread in the United States, including in each of the areas in which the Company operates. While to date the Company has not been required to stop operating, management is evaluating its use of its office space, virtual meetings and the like.

The Company provides an integrated network of kiosks, terminals and payment channels that enable consumers to deposit cash, convert it into a digital form and remit the funds to any merchant in its network quickly and securely. The Company has plans to roll out 50 kiosks in Southern California to provide digital payments for the unbanked and underbanked using self-service kiosks and an E wallet ecosystem. The kiosks are currently located in the Company's warehouses in Southern California awaiting installation. Due to measures imposed by the local governments in areas affected by COVID-19, businesses have been suspended due to quarantine intended to contain this outbreak and many people have been forced to work from home in those areas. As a result, installation of the Company's network of kiosks, terminals and payment channels in Southern California has been delayed, which has had an adverse impact on the Company's business and financial condition and has hampered its ability to generate revenue and access usual sources of liquidity on reasonable terms.

The Company has been following the recommendations of local health authorities to minimize exposure risk for its employees for the past several weeks, including the temporary closures of its offices and having employees work remotely to the extent possible, which has to an extent adversely affected their efficiency. As a result, the Company's books and records were not easily accessible, resulting in delays in preparation and completion of its financial statements. Further, the various governmental mandatory closures of businesses in these locations have precluded the Company's personnel, particularly its senior accounting staff, from obtaining access to its books and records necessary to prepare the Company's financial statements to be included in the Quarterly Report.

The Company continues to monitor the impact of the COVID-19 (coronavirus) outbreak closely. The extent to which the COVID-19 (coronavirus) outbreak will continue to impact our operations, ability to obtain financing or future financial results is uncertain.

Payroll Protection Program loan

On May 7, 2020, the Company received a payroll Protection Program loan through its bankers, Wells Fargo Bank amounting to $60,292 earning interest at 1% per annum, maturing on May 5, 2022 and repayable in instalments of $2,538 commencing on November 5, 2020. The Company may apply for the loan to be forgiven in whole or in part based on the loan being utilized for payroll costs, continuation of healthcare benefits, mortgage interest payments, rent, utility and interest payments on any other debt obligation. The Company anticipates that the loan will be forgivable.

Debt Conversions

On May 27, 2020 and June 8, 2020, in terms of conversion notices received from Black Ice Investors, LLC, converting $12,000 and $25,000, at conversion prices of $0.024 and $0.017into 500,000 and 1,470,586 shares of common stock.

On June 16, 2020, June 17, 2020 and June 22, 2020, in terms of conversion notices received from Power Up Lending Group Ltd, converting $12,000, $12,000 and $15,000 at conversion prices of $0.0128, $0.0128 and $0.0101 into 937,500, 937,500 and 1,485,149 shares of common stock.

Shares issued for services

On April 8, 2020, the Company issued 282,146 shares of common stock to Andrey Novikov for services rendered.

Employment Agreement

Effective June 24, 2020, the Company entered into an executive employment agreement with William Corbett, to employ Mr. Corbett as the Company's Chief Executive Officer for a term of three (3) years, provide for an annual base salary of $150,000, provide for a signing bonus of $25,000, structure for a bonus of up to 50% of base salary upon the Company's achievement of $2,000,000 EBITDA and additional performance bonus payments as may be determined by the Company's board of directors. and provide for severance in the event of a termination without cause in amount equal to equal to fifty percent (50%) of his annual base salary rate then in effect, provided that if such termination without cause occurs after an Acquisition of the Company, Mr. Corbett will be entitled to receive severance in an amount equal to equal to 100% of his annual base salary rate then in effect.

The Employment Agreement provides for the grant to Mr. Corbett of 5,123,750 shares of the Company's common stock, which are fully vested and not subject to forfeiture.

On June 24, 2020, the Company entered into a restricted stock agreement with Mr. Corbett pursuant to which the Company granted him a restricted stock award of 15,371,250 shares of the Company's common stock, which forfeiture restriction lapse 33%, 33% and 34%, respectively, on the first, second and third anniversary of the date of grant.

On June 24, 2020, the Company entered into an indemnification agreement with Mr. Corbett to indemnify him, in connection with his position of employment with Company and in the discharge of his duties and responsibilities to Company, to the maximum extent allowed under the laws of the State of Nevada. The Company is not be required or obligated to indemnify Mr. Corbett to extent it would violate the Securities Act, or the Securities Exchange Act of 1934, as amended, or the rules and regulations thereunder.

Extension of maturity date of loan payable.

On July 1, 2020, the Company entered into an extension agreement with Stanislav Minaychenko, extending the maturity date to September 16, 2020.

16	SUBSEQUENT EVENTS

COVID-19 Outbreak

In March 2020, the outbreak of COVID-19 (coronavirus) caused by a novel strain of the coronavirus was recognized as a pandemic by the World Health Organization, and the outbreak has become increasingly widespread in the United States, including in each of the areas in which the Company operates. While to date the Company has not been required to stop operating, management is evaluating its use of its office space, virtual meetings and the like. The Company continues to monitor the impact of the COVID-19 (coronavirus) outbreak closely. The extent to which the COVID-19 (coronavirus) outbreak will impact our operations, ability to obtain financing or future financial results is uncertain.

Debt exchanges

On January 7, 2020, the Company entered into a debt exchange agreement whereby the aggregate principal sum of $20,000 plus accrued interest of $33 was exchanged for 1,001,644 shares of common stock at an issue price of $0.02 per share, realizing a loss on exchange of $20,033.

On January 7, 2020, the Company entered into a debt exchange agreement whereby the aggregate principal sum of $30,000 plus accrued interest of $49 was exchanged for 1,502,466 shares of common stock at an issue price of $0.02 per share, realizing a loss on exchange of $30,049.

Convertible note funding

On January 13, 2020, the Company issued a Convertible Promissory Note in the aggregate principal amount of $100,000 to Odyssey Funding, LLC. The note had a maturity date of January 13, 2021 and a coupon of 10% per annum. The Company may prepay the note with prepayment penalties ranging from 125% to 145%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.

On January 22, 2020, the Company issued a Convertible Promissory Note in the aggregate principal amount of $43,000 to Power Up Lending Group Ltd. The note had a maturity date of January 22, 2021 and a coupon of 12% per annum. The Company may prepay the note with prepayment penalties ranging from 115% to 135%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 61% of the lowest trading price during the previous fifteen trading days.

On February 5, 2020, the Company issued a Convertible Promissory Note in the aggregate principal amount of $105,000 to Adar Alef, LLC. The note had a maturity date of February 5, 2021 and a coupon of 10% per annum. The Company may prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.

On February 24, 2020, the Company issued a Convertible Promissory Note in the aggregate principal amount of $78,750 to LG Capital Funding LLC. The note had a maturity date of February 24, 2021 and a coupon of 10% per annum. The Company may prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.

Share subscriptions

On February 20, 2020, the Company entered into a Securities Purchase Agreement whereby 1,000,000 shares of common stock and 1,000,000 three year warrants, exercisable at $0.05 per share were sold to an investor for gross proceeds of $25,000.

On March 16, 2020, the Company entered into a Securities Purchase Agreement whereby 400,000 shares of common stock were sold to an investor for gross proceeds of $8,000.

Debt Conversions

Om January 28, 2020, the Company received a conversion notice from Global Consulting Alliance, converting an aggregate amount of $27,741, at a conversion price of $0.02449 into 1,132,764 shares of common stock, thereby extinguishing the note.

On March 11, 2020, the Company received a conversion notice, converting an aggregate principal amount of $7,586.40 and fees thereon of $500, at a conversion price of $0.01444 into 560,000 shares of common stock.

Shares issued for services

On January 30, 2020, the Company entered into a Corporate Brand Consulting Agreement with Ludlow Business Services, Inc. whereby the consultant agreed to provide corporate consulting, development of strategies, corporate awareness, business plans and advising on interactions with investment professionals, for a consideration of $7,500 per month and 535,714 shares of common stock amounting to $30,000, at the average closing price of the common stock ten days prior to the execution of the agreement.

On March 19, 2020, the Company issued 2,000,000 shares of common stock to a director for directors fees valued at $88,000.

On April 4, 2020, the Company issued 282,146 shares to Andrey Novikov as compensation in terms of an employment agreement entered into with Mr. Novikov in December 2019.

Other than disclosed above, the Company has evaluated subsequent events through the date the consolidated financial statements were available to be issued and has concluded that no such events or transactions took place that would require disclosure herein.